Premises, Equipment, and Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises and equipment
Premises and equipment, Gross	$ 100,636	$ 105,615
Less accumulated depreciation and amortization	(21,979)	(18,050)
Premises and equipment, net	78,657	87,565
Land [Member]
Premises and equipment
Premises and equipment, Gross	26,823	29,433
Buildings and improvements [Member]
Premises and equipment
Premises and equipment, Gross	54,846	57,396
Leasehold improvements [Member]
Premises and equipment
Premises and equipment, Gross	2,187	2,384
Equipment, furniture, and fixtures [Member]
Premises and equipment
Premises and equipment, Gross	16,535	15,435
Construction in progress [Member]
Premises and equipment
Premises and equipment, Gross	$ 245	$ 967